NICHOLAS II, INC.
SCHEDULE OF INVESTMENTS (UNAUDITED)
AS OF JUNE 30, 2023

SHARES
OR
PRINCIPAL
AMOUNT		VALUE
COMMON STOCKS -- 94.57%
	Consumer Discretionary - Consumer Discretionary Distribution & Retail -- 6.71%
46,070	Burlington Stores, Inc.*	$7,250,957
123,075	CarMax, Inc.*	10,301,377
31,015	O'Reilly Automotive, Inc.*	29,628,630
42,640	Ulta Beauty Inc.*	20,066,171
		67,247,135

	Consumer Discretionary - Consumer Services -- 4.57%
6,765	Chipotle Mexican Grill, Inc.*	14,470,335
28,890	Domino's Pizza, Inc.	9,735,641
251,430	Service Corporation International	16,239,864
244,745	Wendy's Company	5,323,204
		45,769,044

	Consumer Staples - Consumer Staples Distribution & Retail -- 1.83%
291,486	BJ's Wholesale Club Holdings, Inc.*	18,366,533

	Consumer Staples - Food, Beverage & Tobacco -- 4.23%
69,500	Constellation Brands, Inc. Class A	17,106,035
220,076	Lamb Weston Holdings, Inc.	25,297,736
		42,403,771

	Financials - Banks -- 0.93%
246,480	Webster Financial Corporation	9,304,620

	Financials - Financial Services -- 5.62%
66,065	FLEETCOR Technologies, Inc.*	16,587,600
87,281	Jack Henry & Associates, Inc.	14,604,730
138,050	Northern Trust Corporation	10,235,027
143,155	Raymond James Financial, Inc.	14,855,194
		56,282,551

	Health Care - Health Care Equipment & Services -- 10.04%
42,225	Cooper Companies, Inc.	16,190,332
227,260	Globus Medical Inc Class A*	13,531,060
150,250	Hologic, Inc.*	12,165,743
40,486	Insulet Corporation*	11,673,733
64,960	ResMed Inc.	14,193,760
82,515	STERIS plc	18,564,225
72,095	Veeva Systems Inc Class A*	14,255,344
		100,574,197

	Health Care - Pharmaceuticals, Biotechnology & Life Sciences -- 7.87%
26,099	Bio-Techne Corporation	2,130,461
57,911	Charles River Laboratories International, Inc.*	12,175,788
83,070	IQVIA Holdings Inc*	18,671,644
12,475	Mettler-Toledo International Inc.*	16,362,709
107,445	Revvity, Inc.	12,763,392
518,290	Stevanato Group SpA	16,782,230
		78,886,224

	Industrials - Capital Goods -- 14.73%
197,850	A. O. Smith Corporation	14,399,523
127,500	AMETEK, Inc.	20,639,700
234,370	Fastenal Company	13,825,486
238,700	Fortive Corp.	17,847,599
70,000	IDEX Corporation	15,068,200
61,005	L3Harris Technologies Inc	11,942,949
45,300	Lennox International Inc.	14,770,971
77,500	Nordson Corporation	19,233,950
181,487	Westinghouse Air Brake Technologies Corporation	19,903,679
		147,632,057

	Industrials - Commercial & Professional Services -- 9.51%
89,700	Broadridge Financial Solutions, Inc.	14,857,011
74,715	Paylocity Holding Corp.*	13,787,159
126,048	RB Global, Inc.	7,562,880
121,710	Republic Services, Inc.	18,642,321
240,500	TransUnion	18,838,365
95,755	Verisk Analytics Inc	21,643,502
		95,331,238

	Industrials - Transportation -- 1.74%
47,130	Old Dominion Freight Line, Inc.	17,426,318

	Information Technology - Semiconductors & Semiconductor Equipment -- 5.10%
213,950	Microchip Technology Incorporated	19,167,780
171,810	Power Integrations, Inc.	16,265,253
141,740	Skyworks Solutions, Inc.	15,689,201
		51,122,234

	Information Technology - Software & Services -- 14.00%
96,855	CrowdStrike Holdings, Inc. Class A*	14,225,094
89,040	CyberArk Software Ltd.*	13,919,623
384,298	Dynatrace, Inc.*	19,779,818
180,920	Elastic NV*	11,600,591
48,940	Gartner, Inc.*	17,144,171
200,155	Okta, Inc. Class A*	13,880,749
85,485	Palo Alto Networks, Inc.*	21,842,272
125,045	PTC Inc.*	17,793,904
159,487	Twilio, Inc. Class A*	10,146,563

		140,332,785

	Information Technology - Technology Hardware & Equipment -- 3.17%
103,625	CDW Corporation	19,015,188
31,030	Teledyne Technologies Incorporated*	12,756,743
		31,771,931

	Materials - Materials -- 3.25%
93,725	AptarGroup, Inc.	10,858,979
96,460	Vulcan Materials Company	21,745,942
		32,604,921

	Real Estate - Real Estate Management & Development -- 1.27%
158,175	CBRE Group, Inc. Class A*	12,766,304

	TOTAL COMMON STOCKS
	(cost $497,609,590)	947,821,863

SHORT-TERM INVESTMENTS -- 5.65%
	Money Market Deposit Account -- 1.89%
$18,959,824	U.S. Bank Money Market, 5.10%	18,959,824

	Money Market Fund -- 1.27%
12,745,565	Morgan Stanley Liquidity Funds Government Portfolio (Institutional Class),
	7-day net yield, 5.04%	12,745,565

	U.S. Government Securities -- 2.49%
10,000,000	United States Treasury Bills 07/05/2023, 2.492%	9,997,270
5,000,000	United States Treasury Bills 07/18/2023, 4.482%	4,989,586
10,000,000	United States Treasury Bills 08/01/2023, 4.819%	9,959,239
		24,946,095

	TOTAL SHORT-TERM INVESTMENTS
	(cost $56,644,860)	56,651,484

	TOTAL INVESTMENTS
	(cost $554,254,450) -- 100.22%	1,004,473,347

	LIABILITIES, NET OF OTHER ASSETS -- (0.22)%	(2,260,519)

	TOTAL NET ASSETS
	(basis of percentages disclosed above) -- 100%	$1,002,212,828

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Accounting Standards Codification 820-10.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

      Level 1 - quoted prices in active markets for identical investments

      Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

      Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2023, in valuing the Fund’s investments carried at value:

Investments in
Valuation Inputs	Securities
Level 1
Common Stocks(1)	$947,821,863
Money Market Deposit Account	18,959,824
Money Market Fund	12,745,565
Level 2
U.S. Government Securities	24,946,095
Level 3
None	—
Total	$1,004,473,347

(1) See Schedule above for further detail by industry.